Segment Information - Schedule of Carrying Amount Non-current Assets by Geographic Area (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Intangible assets	SFr 13,292	SFr 13,292	SFr 12,206
Property and equipment	534	385
Right-of-use assets	2,463	1,303	SFr 755
Total	16,289	14,980
Switzerland
Disclosure Of Operating Segments [Line Items]
Intangible assets	13,292	13,292
Property and equipment	156	200
Right-of-use assets	541	699
Total	13,989	14,191
Others
Disclosure Of Operating Segments [Line Items]
Property and equipment	378	185
Right-of-use assets	1,922	604
Total	SFr 2,300	SFr 789